Property and equipment (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of information about property plant equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost
Balance as at November 30, 2019	$231	$107	$334	$642	$1,314

Additions	41	-	-	-	41

Balance as at November 30, 2020	$272	$107	$334	$642	$1,355

Additions	106	-	1	8	115
Disposals	(5)	-	(3)	-	(8)

Balance as at November 30, 2021	$373	$107	$332	$650	$1,462

Accumulated depreciation
Balance as at November 30, 2019	$87	$32	$58	$66	$243
Depreciation	75	18	56	98	247

Balance as at November 30, 2020	$162	$50	$114	$164	$490
Depreciation	72	19	46	100	237
Disposals	(5)	-	(3)	-	(8)

Balance as at November 30, 2021	$229	$69	$157	$264	$719

Net carrying amounts

November 30, 2021	$144	$38	$175	$386	$743

November 30, 2020	$110	$57	$220	$478	$865